Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Activity of Member Interest
A summary of the activity of the member interest units is as follow (in thousands):

	Year Ended December 31,
	2017	2016	2015
Units outstanding at beginning of year	4	5	5
Units redeemed for cash (1)	—	(1)	—
Units outstanding at end of year	4	4	5
Units convertible/redeemable at end of year	4	4	5

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(1)
During the years ended December 31, 2017, 2016, and 2015, membership interest units with aggregate fair values at redemption of $0, $18,000 and $0, respectively, were redeemed by the holder and, at our election, we paid cash to satisfy the redemption price.

Redeemable Noncontrolling Interest
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands). See note 2 to our consolidated financial statements for tables summarizing the redeemable noncontrolling ownership interests and carrying values:

	Year Ended December 31,
	2017		2016		2015
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$19		$4		$2
J&S	136	(2)	—		—
OpenKey	1,329		1,143	(3)	—
Total net (income) loss allocated to redeemable noncontrolling interests	$1,484		$1,147		$2
________

(1)	Represents the 0.2% interest in Ashford LLC prior to the legal restructuring of our organizational structure on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.

(2)
For the period from the November 1, 2017 acquisition of J&S through December 31, 2017, net loss of $136,000 was allocated to the redeemable noncontrolling interest in the J&S subsidiary common stock. See note 2 for tables summarizing the redeemable noncontrolling ownership interests and carrying values.

(3)
For the period from the March 8, 2016 conversion of our notes receivable from OpenKey through December 31, 2016, net loss of $1.1 million was allocated to the redeemable noncontrolling interest in the OpenKey subsidiary common stock.